Deferred tax assets and liabilities presented on a gross basis prior to any offsetting (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities presented on a gross basis prior to any offsetting [Abstract]
Deferred tax assets	₩ 659,594	₩ 701,482
Deferred tax liabilities	₩ (77,023)	₩ (71,059)